Share-Based Compensation Plans - Terms and Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted-average assumptions used to estimate fair value:
Dividends (in dollars per share)	$ 0.40	$ 0.40	$ 0.40
PSUs Granted in 2014
Weighted-average assumptions used to estimate fair value:
Vesting period	3 years	3 years	3 years
TSR PSU
Weighted-average assumptions used to estimate fair value:
Expected dividend yield	1.40%
Expected stock price volatility	29.10%
Risk-free interest rate	0.80%
Contractual term in years	2 years 8 months 12 days
Weighted-average fair value estimate at grant date	$ 2.3
Weighted-average fair value estimate per share (in dollars per share)	$ 31.64
Dividend yield	0.00%
Performance-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period for achieving stock price hurdles	3 years
Weighted-average assumptions used to estimate fair value:
Expected dividend yield	1.30%
Expected stock price volatility	30.90%
Risk-free interest rate	1.10%
Contractual term in years	4 years 6 months
Weighted-average fair value estimate at grant date	$ 3.5
Weighted-average fair value estimate per share (in dollars per share)	$ 6.01
Vesting period	3 years
Contractual term	6 years